Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement

2. FAIR VALUE MEASUREMENTS

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our Balance Sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded impairment for losses on our Agape bonds (see Note 3), which totaled $200,000 for the both periods ended March 31, 2013 and December 31, 2013.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
March 31, 2014	Fair Value	Level 3

Bond portfolio	$9,826,888	$9,826,888

		Fair Value Measurement
December 31, 2013	Fair Value	Level 3

Bond portfolio	$9,079,442	$9,079,442

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds, and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2013	$9,079,442
Purchases	1,010,000
Proceeds	(262,554)
Balance at March 31, 2014	$9,826,888

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 2 input. The impairment for losses on real estate held for sale were $0 and $149,775 for the periods ended March 31, 2014 and 2013, respectively. The fair value of impaired loans was based upon the Company’s loan loss policy, which is Level 3 input. The Company provided an additional impairment of $20,943 and $6,340 for loan losses at March 31, 2014 and 2013, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value at March 31, 2014
Impaired Loans	$—	$—	$1,040,106	$1,040,106
Real estate held for resale	—	562,422	—	562,422
	$—	$562,422	$1,040,106	$1,602,528

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value at December 31, 2013
Impaired Loans	$—	$—	$1,049,673	$1,049,673
Real estate held for resale	—	562,722	—	562,722
	$—	$562,722	$1,049,673	$1,612,395

The change in Level 2 and Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2013	$1,049,673	$562,722
Additions/Acquisitions	—	—
Dispositions/Proceeds	—	(300)
Provision for other than temporary losses	(9,567)	—
Balance at March 31, 2014	$1,040,106	$562,422

2. FAIR VALUE MEASUREMENT

The Company measures certain financial instruments at fair value in our balance sheets. The fair value of these instruments is based on valuations that include inputs that can be classified within one of the three levels of a hierarchy. Level 1 inputs include quoted market prices in an active market for identical assets or liabilities. Level 2 inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data. Level 3 inputs are unobservable and corroborated by little or no market data.

Except for the bond portfolio, which is required by authoritative accounting guidance to be recorded at fair value in our balance sheets, the Company elected not to record any other financial assets or liabilities at fair value on a recurring basis. We recorded an aggregate allowance for losses on our Agape bonds (Note 3), which totaled $200,000 for the years ended December 31, 2013 and 2012.

The following table summarizes the Company’s financial instruments that were measured at fair value on a recurring basis:

		Fair Value Measurement
December 31, 2013	Fair Value	Level 3

Bond portfolio	$9,079,442	$9,079,442

		Fair Value Measurement
December 31, 2012	Fair Value	Level 3

Bond portfolio	$8,379,708	$8,379,708

We determine the fair value of the bond portfolio shown in the table above by comparing it with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation.

The change in Level 3 assets measured at fair value on a recurring basis is summarized as follows:

Bond Portfolio

Balance at December 31, 2012	$8,379,708
Purchases	1,146,840
Proceeds	(447,106)
Balance at December 31, 2013	$9,079,442

Real estate held for sale and impaired loans are recorded at fair value on a nonrecurring basis. The fair value of real estate held for sale was based upon the listed sales price less expected selling costs, which is a Level 2 input. The resulting impairment charges were $149,775 and $0 for the years ended December 31, 2013 and 2012, respectively.

The following table summarizes the Company’s financial instruments that were measured at fair value on a nonrecurring basis:

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value at December 31, 2013
Impaired Loans	$ -	$ -	$1,049,673	$1,049,673
Real estate held for resale	-	562,722	-	562,722
	$ -	$562,722	$1.049,673	$1,612,395

	December 31, 2012
	Level 1	Level 2	Level 3	Fair Value at December 31, 2012
Impaired Loans	$ -	$ -	$1,084,399	$1,084,399
Real estate held for resale	-	713,297	-	713,297
	$ -	$713,297	$1,084,399	$1,797,696

The change in Level 2 and Level 3 assets measured at fair value on a nonrecurring basis is summarized as follows:

	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2012	$1,084,339	$713,297
Additions/Acquisitions	183,719	-
Dispositions/Proceeds	(133,891)	(800)
Impairment for other than temporary losses	(84,494)	(149,775)
Balance at December 31, 2013	$1,049,673	$562,722